UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00126

                 ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006  (unaudited)

Company                                                            Shares         U.S. $ Value
COMMON STOCKS-99.8%

Finance-28.2%
Banking - Money Center-5.5%
J.P. Morgan Chase & Co.                                         5,350,000      $   212,662,500
The Bank of New York Co., Inc.                                    850,000           27,038,500
Wachovia Corp.*                                                   880,600           48,283,298
                                                                               ----------------
                                                                                   287,984,298
                                                                               ----------------
Banking - Regional-3.6%
Bank of America Corp.                                           2,750,000          121,632,500
Northern Trust Corp.                                            1,282,740           66,971,855
                                                                               ----------------
                                                                                   188,604,355
                                                                               ----------------
Brokerage & Money Management-1.8%
Goldman Sachs Group, Inc.                                         325,500           45,976,875
Merrill Lynch & Co., Inc.                                         604,300           45,364,801
                                                                               ----------------
                                                                                    91,341,676
                                                                               ----------------
Insurance-8.7%
ACE, Ltd.                                                       2,100,000          114,975,000
American International Group, Inc.                              3,600,000          235,656,000
Axis Capital Holdings, Ltd.                                     3,001,600           89,747,840
MetLife, Inc.*                                                    350,000           17,556,000
                                                                               ----------------
                                                                                   457,934,840
                                                                               ----------------
Mortgage Banking-4.2%
Fannie Mae                                                      3,775,200          218,735,088
                                                                               ----------------
Miscellaneous-4.4%
Citigroup, Inc.                                                 4,877,200          227,179,976
State Street Corp.                                                 59,100            3,573,186
                                                                               ----------------
                                                                                   230,753,162
                                                                               ----------------
                                                                                 1,475,353,419
                                                                               ----------------
Consumer Services-16.0%
Broadcasting & Cable-10.8%
CBS Corp. Cl.B                                                  2,250,000           58,792,500
Comcast Corp. Cl.A(a)                                           1,550,000           43,121,000
News Corp. Cl.A                                                 9,240,800          145,635,008
Time Warner, Inc.                                              11,003,100          192,884,343
Viacom, Inc. Cl.B(a)                                            2,294,950           95,194,526
Westwood One, Inc.*                                             1,900,000           28,481,000
                                                                               ----------------
                                                                                   564,108,377
                                                                               ----------------

Entertainment & Leisure-0.6%
Carnival Corp.*                                                   581,200           30,082,912
                                                                               ----------------
Restaurants & Lodging-0.9%
Hilton Hotels Corp.                                               225,000            5,609,250
McDonald's Corp.                                                1,235,000           43,237,350
                                                                               ----------------
                                                                                    48,846,600
                                                                               ----------------
Retail - General Merchandise-3.7%
Home Depot, Inc.                                                4,720,100          191,400,055
Lowe's Cos., Inc.                                                  51,400            3,266,470
                                                                               ----------------
                                                                                   194,666,525
                                                                               ----------------
                                                                                   837,704,414
                                                                               ----------------
Technology-10.8%
Communication Equipment-0.7%
Juniper Networks, Inc.(a)*                                      1,061,900           19,252,247
Motorola, Inc.                                                    818,700           18,592,677
                                                                               ----------------
                                                                                    37,844,924
                                                                               ----------------
Computer Hardware/Storage-4.5%
EMC Corp.(a)                                                    5,884,900           78,857,660
International Business Machines Corp.                           1,943,600          158,014,680
                                                                               ----------------
                                                                                   236,872,340
                                                                               ----------------
Computer Services-0.7%
Fiserv, Inc.(a)                                                   848,100           37,299,438
                                                                               ----------------
Software-4.9%
Microsoft Corp.                                                 7,350,000          206,902,500
Oracle Corp.(a)                                                 3,793,800           47,688,066
                                                                               ----------------
                                                                                   254,590,566
                                                                               ----------------
                                                                                   566,607,268
                                                                               ----------------
Energy-10.7%
Domestic Producers-2.0%
Apache Corp.                                                      226,000           17,069,780
Noble Energy, Inc.                                              1,835,400           84,942,312
                                                                               ----------------
                                                                                   102,012,092
                                                                               ----------------
International-4.4%
Chevron Corp.                                                   1,907,100          113,243,598
Exxon Mobil Corp.                                               1,900,000          119,225,000
                                                                               ----------------
                                                                                   232,468,598
                                                                               ----------------
Oil Services-2.8%
Baker Hughes, Inc.*                                               500,000           38,720,000
Marathon Oil Corp.                                                277,200           21,308,364
Nabors Industries, Ltd.(a)                                      1,075,000           87,343,750
                                                                               ----------------
                                                                                   147,372,114
                                                                               ----------------
Miscellaneous-1.5%
ConocoPhillips*                                                 1,245,400           80,577,380
                                                                               ----------------
                                                                                   562,430,184
                                                                               ----------------

Capital Goods-8.2%
Electrical Equipment-1.8%
Emerson Electric Co.                                            1,200,000           92,940,000
                                                                               ----------------
Miscellaneous-6.4%
General Electric Co.                                            4,300,000          140,825,000
Illinois Tool Works, Inc.                                         422,000           35,570,380
United Technologies Corp.                                       2,779,900          162,262,763
                                                                               ----------------
                                                                                   338,658,143
                                                                               ----------------
                                                                                   431,598,143
                                                                               ----------------
Consumer Staples-7.3%
Household Products-1.7%
Colgate-Palmolive Co.                                             456,400           25,051,796
Procter & Gamble Co.                                            1,100,000           65,153,000
                                                                               ----------------
                                                                                    90,204,796
                                                                               ----------------
Tobacco-3.4%
Altria Group, Inc.                                              1,272,600           92,059,884
Loews Corp. - Carolina Group                                    1,125,000           51,885,000
Reynolds American, Inc.                                           335,700           33,949,341
                                                                               ----------------
                                                                                   177,894,225
                                                                               ----------------
Miscellaneous-2.2%
Fortune Brands, Inc.                                            1,514,200          113,504,432
                                                                               ----------------
                                                                                   381,603,453
                                                                               ----------------
Health Care-6.5%
Drugs-2.8%
Eli Lilly & Co.*                                                  750,000           42,465,000
Forest Laboratories, Inc.(a)*                                   1,402,500           64,907,700
Pfizer, Inc.                                                    1,558,500           40,022,280
                                                                               ----------------
                                                                                   147,394,980
                                                                               ----------------
Medical Products-0.4%
Boston Scientific Corp.(a)*                                     1,069,800           23,396,526
                                                                               ----------------
Medical Services-3.3%
Health Management Associates, Inc. Cl.A                         1,250,000           26,275,000
WellPoint, Inc.(a)                                              1,894,000          145,459,200
                                                                               ----------------
                                                                                   171,734,200
                                                                               ----------------
                                                                                   342,525,706
                                                                               ----------------
Utilities-4.3%
Electric & Gas Utility-0.9%
FirstEnergy Corp.                                                 925,000           46,342,500
                                                                               ----------------
Telephone Utility-3.4%
AT+T, Inc.                                                      3,869,800          100,421,310
BellSouth Corp.                                                 1,750,000           50,347,500
Verizon Communications, Inc.                                      850,000           26,911,000
                                                                               ----------------
                                                                                   177,679,810
                                                                               ----------------
                                                                                   224,022,310
                                                                               ----------------

Transportation-3.7%
Air Freight-2.4%
United Parcel Service, Inc. Cl.B                                1,708,700          127,998,717
                                                                               ----------------
Railroad-1.3%
Union Pacific Corp.                                               759,600           67,194,216
                                                                               ----------------
                                                                                   195,192,933
                                                                               ----------------
Basic Industry-3.4%
Chemicals-3.4%
Air Products & Chemicals, Inc.                                  2,850,000          175,816,500
                                                                               ----------------
Consumer Manufacturing-0.7%
Building & Related-0.5%
American Standard Cos., Inc.                                      800,000           28,800,000
                                                                               ----------------
Textile Products-0.2%
Building Materials Holding Corp.*                                 111,800            8,851,206
                                                                               ----------------
                                                                                    37,651,206
                                                                               ----------------
Total Common Stocks
(cost $4,497,905,478)                                                            5,230,505,536
                                                                               ----------------

                                                                Principal
                                                                   Amount
                                                                    (000)
SHORT-TERM INVESTMENT-0.0%
Time Deposit-0.0%
State Street Euro Dollar
3.60%, 2/01/06
(cost $2,615,000)                                                 $ 2,615            2,615,000
                                                                               ----------------
Total Investment Before Security Lending Collateral-99.8%
(cost $4,500,520,478)                                                            5,233,120,536
                                                                               ----------------

                                                                   Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-4.1%
Short-Term Investment
UBS Private Money Market Fund, LLC, 4.35%
(cost $212,279,546)                                           212,279,546          212,279,546
                                                                               ----------------

Total Investments-103.9%
(cost $4,712,800,024)                                                            5,445,400,082
Other assets less liabilities-(3.9%)                                              (205,459,517)
                                                                               ----------------
Net Assets-100%                                                                $ 5,239,940,565
                                                                               ----------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.

      Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11 (a) (1)        Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11 (a) (2)        Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 23, 2006

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 23, 2006